Cassidy & Associates
                                 Attorneys at Law
                             9454 Wilshire Boulevard
                          Beverly Hills, California 90212
                                  ----------
  Email:  CassidyLaw@aol.com
  Telephone: 202/387-5400                           Fax: 949/673-4525

                                January 11, 2011

Ronald E. Alper, Esq.
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          RE:  Registration Statement on Form for Oakwood
               Acquisition Corporation
               File No. 000-54146

     Attached for filing with the Securities and Exchange Commission is Amendment No. 2 to the Pinewood Acquisition Corporation registration statement on Form 10.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated November 4, 2010 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

General

1. The Staff's comment is noted and the comments have been applied to all simultaneously filed Form 10 registration statements.

2. The requested disclosure has been made and appears beginning on page 19. In addition, the disclosure appearing on page 20 regarding Greenmark Acquisition Corporation has been updated.

3.   The noted statement has been made part of the filing.



                         Sincerely,


                         Lee W. Cassidy